Loans and Allowances for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2011	2010

Commercial and industrial	$198,744	212,707
Mortgages:
Commercial	467,413	434,787
Residential - first lien	256,173	232,953
Residential - second lien	101,877	96,416
Consumer:
Automobile - indirect	227,541	181,481
Other	25,583	26,437
Loans held for sale	7,556	14,113

Total loans	1,284,887	1,198,894
Plus - Net deferred loan costs	7,634	5,962
Less - Allowance for loan losses	(16,095)	(15,635)

Loans - net	$1,276,426	1,189,221

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Years Ended December 31,

	2011	2010	2009

Balance at the beginning of year	$15,635	14,232	11,992
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision charged to operations	3,775	6,150	4,345

Balance at end of year	$16,095	15,635	14,232

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
December 31, 2011
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Credit Quality Indicator Analysis as of December 31, 2010

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$11,367	-	-	-	-	155	-	-	11,522
2-Good	13,273	24,233	217	3,678	-	-	-	-	41,401
3-Satisfactory	70,400	165,350	1,015	1,338	-	-	-	-	238,103
4-Watch	50,579	193,960	5,829	459	-	5	-	-	250,832
5-Special Mention	17,984	17,235	981	844	-	-	-	-	37,044
6-Substandard	20,985	17,594	3,720	881	-	-	-	-	43,180
7-Doubtful	-	-	-	38	-	-	-	-	38
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$184,588	418,372	11,762	7,238	-	160	-	-	622,120
9 and not rated	28,119	16,415	221,191	89,178	181,481	26,277	14,113	5,962	582,736
Total	$212,707	434,787	232,953	96,416	181,481	26,437	14,113	5,962	1,204,856

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	2011	2010	2009

Accruing loans 90 days or more delinquent	$969	1,589	1,087
Nonaccruing loans	17,307	21,243	18,547

Total nonperforming loans	18,276	22,832	19,634
Other real estate owned	4,632	4,291	2,883
(less write-down of other real estate owned)	(397)	(551)	(114)

Total nonperforming assets	$22,511	26,572	22,403

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - Indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Aging Analysis as of December 31, 2010

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$2,587	542	4,295	7,424	205,283	212,707	225	4,070
Commercial mortgages	2,720	-	11,445	14,165	420,622	434,787	413	11,032
Residential - first lien	3,621	1,487	5,851	10,959	221,994	232,953	627	5,224
Residential - junior lien	216	106	948	1,270	95,146	96,416	31	917
Consumer:
Automobile - indirect	1,785	815	268	2,868	178,613	181,481	268	-
Other	352	160	25	537	25,900	26,437	25	-
Loans held-for-sale	-	-	-	-	14,113	14,113	-	-
Total	$11,281	3,110	22,832	37,223	1,161,671	1,198,894	1,589	21,243

Impaired Financing Receivables [Table Text Block]
	2011	2010	2009

Recorded investment at period end	$17,307	21,655	18,547
Impaired loans with specific related allowance at period end	$2,453	3,116	7,771
Amount of specific related allowance at period end	$1,138	674	2,799
Average investment during the period	$20,394	21,862	14,306
Interest income recognized on a cash basis during the period	$127	35	35

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$2,542	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,800	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,996	15,095	1,138	15,046	114
Residential	4,211	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

December 31, 2010

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$3,177	3,598	-	5,741	-
Commercial mortgage	10,107	10,446	-	9,949	34
Residential mortgage - first position	4,391	4,476	-	1,988	1
Residential mortgage - second position	664	668	-	642	-
Consumer - other	200	200	-	100	-
Subtotal	18,539	19,388	-	18,420	35
With specific allowance
Commercial and industrial	1,305	1,343	449	2,037	-
Commercial mortgage	924	2,489	51	1,070	-
Residential mortgage - first position	833	835	124	291	-
Residential mortgage - second position	54	56	50	44	-
Subtotal	3,116	4,723	674	3,442	-
Total	$21,655	24,111	674	21,862	35
Summary by portfolio:
Commercial	$15,513	17,876	500	18,797	34
Residential	5,942	6,035	174	2,965	1
Consumer and other	200	200	-	100	-
Total	$21,655	24,111	674	21,862	35